Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories	Inventories consisted of the following (in thousands):

	June 30, 2023	December 31, 2022
Raw materials	$343	$290
Work-in-process	2,646	4,825
Finished goods	312	499

Inventories	$3,301	$5,614

Atlas Sand Company LLC [Member]
Schedule of Inventories	Inventories consisted of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Raw materials	$290	$2
Work-in-process	4,825	2,747
Finished goods	499	450

Inventories	$5,614	$3,199